1. Operating context (Tables)	12 Months Ended
Dec. 31, 2019
Operating Context [abstract]
Schedule of ownership structure

The corporate structure of the Company and its subsidiaries, on December 31, 2019, is shown below:

Entity	Date of Incorporation	Location	Principal Activity	Type of Control	% of Interest in the Capital Stock
					2019	2018
Offshore subsidiaries:
GAC	03/23/2006	Cayman Islands	Aircraft acquisition	Direct	100.0	100.0
Gol Finance Inc.	03/16/2006	Cayman Islands	Fund-raising	Direct	100.0	100.0
Gol Finance	06/21/2013	Luxembourg	Fund-raising	Direct	100.0	100.0
Subsidiaries:
GLA	04/09/2007	Brazil	Flight transportation	Direct	100.0	100.0
AirFim	11/07/2003	Brazil	Investment fund	Indirect	100.0	100.0
Sul América Gol Max	03/14/2014	Brazil	Investment fund	Indirect	-	100.0
Smiles Fidelidade	08/01/2011	Brazil	Loyalty program	Direct	52.6	52.7
Smiles Viagens	08/10/2017	Brazil	Tourism agency	Indirect	52.6	52.7
Smiles Fidelidade Argentina (a)	11/07/2018	Argentina	Loyalty program	Indirect	52.6	52.7
Smiles Viagens Argentina (a)	11/20/2018	Argentina	Tourism agency	Indirect	52.6	52.7
Fundo Sorriso	07/14/2014	Brazil	Investment fund	Indirect	52.6	52.7
Company in shareholding:
SCP Trip	04/27/2012	Brazil	Flight magazine	Indirect	60.0	60.0
Associate:
Netpoints (b)	11/08/2013	Brazil	Loyalty program	Indirect	-	25.4

(a)   Companies with functional currency in Argentine pesos.

(c) On February 1, 2019, the subsidiary Smiles Fidelidade sold its equity interest in the affiliate for the total amount of R$914, recognized in the statement of income under “Other operating income”.